Consolidated Statements of Change in Equity - USD ($)	Total equity attributable to the equity holders of the Company	Share capital	Share-based payment reserve	Accumulated other comprehensive income (loss)	Deficit	Non-controlling interests	Total
Balance at Jun. 30, 2024	$ 136,608,305	$ 182,010,834	$ 19,931,083	$ 9,311,400	$ (74,645,012)	$ (156,366)	$ 136,451,939
Balance (in Shares) at Jun. 30, 2024		171,299,119
Options exercised	6,346	$ 8,641	(2,295)				6,346
Options exercised (in Shares)		4,167
Restricted share units distributed		$ 1,295,782	(1,295,782)
Restricted share units distributed (in Shares)		601,015
Share-based compensation	2,043,962		2,043,962				2,043,962
Disposal upon wind-up of a subsidiary						296,065	296,065
Net loss	(3,757,057)				(3,757,057)	(23,165)	(3,780,222)
Currency translation adjustment	(613,655)			(613,655)		$ (116,534)	(730,189)
Balance at Jun. 30, 2025	134,287,901	$ 183,315,257	20,676,968	8,697,745	(78,402,069)		134,287,901
Balance (in Shares) at Jun. 30, 2025		171,904,301
Options exercised	1,994,238	$ 2,924,025	(929,787)				1,994,238
Options exercised (in Shares)		900,027
Restricted share units distributed		$ 2,131,974	(2,131,974)
Restricted share units distributed (in Shares)		1,017,696
Share-based compensation	1,839,416		1,839,416				1,839,416
Net common shares issued through bought deal financing	27,009,239	$ 27,009,239					27,009,239
Net common shares issued through bought deal financing (in Shares)		11,385,000
Net loss	(4,190,369)				(4,190,369)
Currency translation adjustment	(1,564,191)			(1,564,191)			(1,564,191)
Balance at Jun. 30, 2026	$ 159,376,234	$ 215,380,495	$ 19,454,623	$ 7,133,554	$ (82,592,438)		$ 159,376,234
Balance (in Shares) at Jun. 30, 2026		185,207,024